September 16, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, DC 20549

Re: BNY Mellon ETF Trust II (the "Registrant")

-BNY Mellon Concentrated Growth ETF (the "Fund")

File No.: 811-23977

CIK No.: 0002025968

To Whom It May Concern:

Pursuant to Rule 14a-6 under the Securities and Exchange Act of 1934, as amended, transmitted herewith please find proxy materials included in a Registration Statement for the Registrant filed under the Securities Act of 1933, as amended, on Form N-14.

The proxy materials are in connection with proposed reorganization of BNY Mellon Tax Managed Growth Fund (the "Acquired Fund").

It is anticipated that definitive proxy materials will be mailed to shareholders of record of the Acquired Funds on or about October 31, 2024. The shareholder meeting for the Acquired Funds is scheduled for Wednesday, January 15, 2025.

If you have any questions, please do not hesitate to contact me at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy

Nicole B. Evoy

Paralegal II